PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	$ 254,462
Depreciation	(3,943)	$ (2,564)
Reclamation adjustment (note 14)	(4,043)	(831)
Property, plant and equipment, ending	253,505	254,462
Accumulated amortization, depreciation
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	(31,962)	(29,851)
Amortization	(199)	(280)
Depreciation	(3,943)	(2,594)
Disposals	443	483
Reclamation adjustment (note 14)	116	280
Property, plant and equipment, ending	(35,545)	(31,962)
Cost
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	286,424	286,721
Additions	7,265	1,302
Disposals	(480)	(487)
Recoveries		(1)
Reclamation adjustment (note 14)	(4,159)	(1,111)
Property, plant and equipment, ending	289,050	286,424
NBV
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	254,462
Property, plant and equipment, ending	253,505	254,462
Plant and Equipment Owned | Accumulated amortization, depreciation
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	(31,420)	(29,495)
Amortization	(199)	(280)
Depreciation	(3,797)	(2,391)
Disposals	150	466
Reclamation adjustment (note 14)	116	280
Property, plant and equipment, ending	(35,150)	(31,420)
Plant and Equipment Owned | Cost
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	105,683	106,087
Additions	6,731	1,173
Disposals	(187)	(466)
Recoveries		0
Reclamation adjustment (note 14)	(4,159)	(1,111)
Property, plant and equipment, ending	108,068	105,683
Plant and Equipment Owned | NBV
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	74,263
Property, plant and equipment, ending	72,918	74,263
Plant and Equipment Right of Use | Accumulated amortization, depreciation
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	(542)	(356)
Amortization	0	0
Depreciation	(146)	(203)
Disposals	293	17
Reclamation adjustment (note 14)	0	0
Property, plant and equipment, ending	(395)	(542)
Plant and Equipment Right of Use | Cost
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	953	891
Additions	103	83
Disposals	(293)	(21)
Recoveries		0
Reclamation adjustment (note 14)	0	0
Property, plant and equipment, ending	763	953
Plant and Equipment Right of Use | NBV
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	411
Property, plant and equipment, ending	368	411
Mineral Properties | Accumulated amortization, depreciation
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	0	0
Amortization	0	0
Depreciation	0	0
Disposals	0	0
Reclamation adjustment (note 14)	0	0
Property, plant and equipment, ending	0	0
Mineral Properties | Cost
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	179,788	179,743
Additions	431	46
Disposals	0	0
Recoveries		(1)
Reclamation adjustment (note 14)	0	0
Property, plant and equipment, ending	180,219	179,788
Mineral Properties | NBV
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment, beginning	179,788
Property, plant and equipment, ending	$ 180,219	$ 179,788